Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities in Statement of Financial Position (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Deferred tax liabilities:
Deferred tax liabilities	$ (30)	$ (77)	$ (45)
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	3,647	3,731	632
Net deferred tax assets	3,617	3,654	587
Less: temporary differences not recognized	(3,617)	(3,654)	(587)
Net deferred tax recognized in the statement of financial position		0
Interest and Royalty Income Receivable Future Assessable Income
Deferred tax liabilities:
Deferred tax liabilities	(30)	(77)	(45)
Accrued Expenses and Other Liabilities
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	569	201	200
Employee Provisions
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	225	190	161
Other Miscellaneous Items
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	$ 2,853	$ 3,340	$ 271